Document and Entity Information	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Entity Central Index Key	0001119769
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	CERAGON NETWORKS LTD.
Entity Address, Address Line One	Uri Ariav st., Rosh Ha’Ayin,
Entity Address, Postal Zip Code	4810002
Entity Address, Country	IL